CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Tax on unrealized gain (loss) on available for sale securities	$ 0	$ 0	$ 6,973
Tax on reclassifications of available for sale securities	0	0	(858)
Tax on reclassifications of losses to net income on derivatives	(32)	0	0
Tax on loss on deriviatives	3,203	0	0
Tax on adjustment to postemployment benefit obligation	$ 567	$ 6,106	$ (573)